Share-based compensation - Changes in SARs and TSARs (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in shares) | shares	896,883	1,450,077
Number of outstanding units granted (in shares) | shares	29,320	141,300
Number of outstanding units exercised (in shares) | shares	(39,662)	(669,931)
Number of outstanding units cancelled (in shares) | shares	(29,134)	(16,582)
Number of outstanding units expired (in shares) | shares		(7,981)
Number of outstanding units, end of period (in shares) | shares	857,407	896,883
Exercise price of outstanding units, beginning of period (in usd per unit) | $ / shares	$ 51.27	$ 45.11
Exercise price of outstanding units granted (in usd per unit) | $ / shares	57.60	55.28
Exercise price of outstanding units exercised (in usd per unit) | $ / shares	37.25	39.00
Exercise price of outstanding units cancelled (in usd per unit) | $ / shares	54.72	53.12
Exercise price of outstanding units expired (in usd per unit) | $ / shares		28.74
Exercise price of outstanding units, end of period (in usd per unit) | $ / shares	$ 52.02	$ 51.27
TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in shares) | shares	1,447,301	2,043,495
Number of outstanding units granted (in shares) | shares	294,680	330,400
Number of outstanding units exercised (in shares) | shares	(45,769)	(918,327)
Number of outstanding units cancelled (in shares) | shares	(34,885)	(8,267)
Number of outstanding units expired (in shares) | shares		0
Number of outstanding units, end of period (in shares) | shares	1,661,327	1,447,301
Exercise price of outstanding units, beginning of period (in usd per unit) | $ / shares	$ 51.24	$ 46.62
Exercise price of outstanding units granted (in usd per unit) | $ / shares	56.70	55.37
Exercise price of outstanding units exercised (in usd per unit) | $ / shares	37.08	42.48
Exercise price of outstanding units cancelled (in usd per unit) | $ / shares	53.38	47.25
Exercise price of outstanding units expired (in usd per unit) | $ / shares		0.00
Exercise price of outstanding units, end of period (in usd per unit) | $ / shares	$ 52.55	$ 51.24